Financial Instruments And Risk Management (Summary Of Fair Value And Recognized Gains And Losses Of Derivative Instruments Not Designated As Hedging Instruments) (Details) - Commodity Contract [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Derivative contracts	$ 74	$ 224
Derivative contracts	2,204	291
Current Assets Held for Sale [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative contracts	74	224
Current Liabilities Held for Sale [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative contracts	2,204	291
Income from Discontinued Operations, Net of Taxes [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Gain (Loss)	$ 921	$ 8,516